Real Estate Transactions Narrative (Details) $ in Millions		3 Months Ended		12 Months Ended			18 Months Ended
	Nov. 09, 2015 USD ($) property shares	May 29, 2016 USD ($) restaurant property	May 31, 2015 property	May 29, 2016 USD ($) restaurant property	May 31, 2015 USD ($)	May 25, 2014 USD ($)	Nov. 29, 2015 USD ($)	Jun. 23, 2015 company
Real Estate Properties [Line Items]
Number of real estate properties | property	418	424		424
Sale leaseback transaction, number of properties | property				64
Sale leaseback transaction, number of transactions completed | property			14	50
Proceeds from financing lease obligation		$ 131.0					$ 238.0
Sale leaseback transaction, deferred gain, net		49.0		$ 49.0
Sale leaseback transaction, current period gain recognized		$ 6.3
Number of companies | company								2
Stock issued during period, shares, stock splits | shares	1
Special cash distribution from Four Corners Property Trust				315.0	$ 0.0	$ 0.0
Separation of Four Corners Property Trust	$ 435.4			$ 435.4
Spinoff transaction, net book value	834.8
Sale leaseback transaction, initial lease term				15 years
Renewal period of lease arrangements (years)				15 years
Sale leaseback transaction, imputed interest rate				1.50%
Extinguishment of debt, amount				$ 1,030.0
Texas | LongHorn Steakhouse
Real Estate Properties [Line Items]
Number of restaurants | restaurant		6		6
Four Corners Property Trust Inc. | Spinoff
Real Estate Properties [Line Items]
Deferred tax liabilities, net	$ (84.4)